PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	2014	2015
	RMB	RMB
Land and building	526,294	575,443
Leasehold improvements	25,487	29,999
Electronic equipment	120,039	132,990
Furniture and fixtures	11,891	11,900
Motor vehicles	6,669	6,910
Other assets	27,500	43,360
Less: Accumulated depreciation	(198,322)	(241,198)

Net book value	519,558	559,404